Borrowings - Schedule of Analysis of Borrowings by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	£ 47,509	£ 49,450
Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	47,509	49,450
Borrowings net, derivative instruments adjustment	47,184	49,058
Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(313)	(387)
Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(12)	(5)
Functional Currency | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	32,612	32,580
Borrowings net, derivative instruments adjustment	34,736	35,341
Functional Currency | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	4,029	3,903
Functional Currency | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,905)	(1,142)
US Dollar | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	3,803	4,789
Borrowings net, derivative instruments adjustment	5,781	5,727
US Dollar | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	17	16
US Dollar | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	1,961	922
UK sterling | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	450	450
UK sterling | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(450)	(450)
Euro | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	10,089	10,837
Borrowings net, derivative instruments adjustment	6,047	6,836
Euro | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(3,653)	(3,613)
Euro | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(389)	(388)
Canadian Dollar | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment		215
Canadian Dollar | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		215
Other Currencies | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	555	794
Borrowings net, derivative instruments adjustment	620	939
Other Currencies | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(256)	(243)
Other Currencies | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 321	£ 388